July 23, 2021

Guardian Fundamental Global Equity Fund

Institutional Shares – GFGEX

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Prospectus and Statement of Additional Information,

Each Dated January 28, 2021

The Prospectus and Statement of Additional Information (“SAI”), each dated January 28, 2021, of the Guardian Fundamental Global Equity Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Effective August 23, 2021, the Fund’s name will change to the Guardian Capital Fundamental Global Equity Fund. Accordingly, all references to the Fund’s name in its Prospectus and SAI shall reflect “Guardian Capital Fundamental Global Equity Fund.”

Further Information

For further information, please contact the Fund toll-free at 1-800-957-0681. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.altacapitalfunds.com.

Investors Should Retain this Supplement for Future Reference.

July 23, 2021

Guardian Dividend Growth Fund

Class I – DIVGX

A Series of Capitol Series Trust (the “Trust”)

Supplement to the Prospectus and Statement of Additional Information,

Each Dated August 28, 2020

The Prospectus and Statement of Additional Information (“SAI”), each dated August 28, 2020, of the Guardian Dividend Growth Fund (the “Fund”) is hereby amended to reflect the updated information that follows.

Effective August 23, 2021, the Fund’s name will change to the Guardian Capital Dividend Growth Fund. Accordingly, all references to the Fund’s name in its Prospectus and SAI shall reflect “Guardian Capital Dividend Growth Fund.”

In addition, effective with the 2021 audit cycle, the Fund’s fiscal year end will change from April 30th of each year to September 30th of each year.

Further Information

For further information, please contact the Fund toll-free at 1-800-968-2295. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at www.guardiancapitalfunds.com.

Investors Should Retain this Supplement for Future Reference.